SUPPLEMENT TO THE
FIDELITY(registered trademark) SHORT-TERM BOND FUND
FIDELITY INVESTMENT GRADE BOND FUND
FUNDS OF FIDELITY FIXED-INCOME TRUST
JUNE 24, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 17.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr.
Jones was Chairman and Chief    Executive Officer of LTV Steel
Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School
(Cleveland), and a Trustee of Clevelan    d Clinic Florida.

LEONARD M. RUSH (53), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 17.

NED C. LAUTENBACH (55),    Trustee (2000    ), has been a partner of
Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 17.

   MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 16.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended April 30, 1999, or calendar year ended December 31, 1998, as applicable.


COMPENSATION TABLE

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Total Compensation from the
Advisory Board               Short-Term BondB,C,D         Investment Grade BondB       Fund Complex*,A

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 285                        $ 691                        $ 223,500

Phyllis Burke Davis          $ 279                        $ 677                        $ 220,500

Robert M. Gates              $ 285                        $ 690                        $ 223,500

E. Bradley Jones****         $ 283                        $ 686                        $ 222,000

Donald J. Kirk               $ 287                        $ 695                        $ 226,500

Ned C. Lautenbach***         $ 0                          $ 0                          $ 0

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 285                        $ 690                        $ 223,500

Gerald C. McDonough          $ 348                        $ 845                        $ 273,500

Marvin L. Mann               $ 285                        $ 690                        $ 220,500

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 285                        $ 690                        $ 223,500



* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the fund and Mr. Burkhead are compensated by FMR.

*** During th   e period from October 14, 1999 through December 31,
1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective Jan    uary 1, 2000, Mr. Lautenbach serves as a Member of
the Board of Trustees.

**** Mr.    Jone    s served on the Board of Trustees through December
31, 1999.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $53,699; and Thomas R. Williams, $63,433 and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1,692; Phyllis Burke Davis, $1,692;Robert M. Gates, $1,692; E. Bradley Jones, $1,692; Donald J. Kirk, $1,692; William O. McCoy, $1,692; Gerald C. McDonough, $1,974; Marvin L. Mann, $1,692; and Thomas R. Williams, $1,692.

D Certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows:
Ralph F. Cox, $1,431; Marvin L. Mann, $1,431; William O. McCoy, $1,299 and Thomas R. Williams, $1,431.

THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "CONTROL OF INVESTMENT ADVISERS" SECTION ON PAGE 20.

Fidelity    International Limited (FIL), a Bermuda company formed in
1968, is the ultimate parent company of Fidelity Investment Japan, Ltd. (FIJ). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment companies
and institutional investors     investing in securities throughout the
world.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOUND ON PAGE 21.

GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%           $ 1 billion       .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

 over - 1,260         .0920


   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 20.

   On behalf of Short Term Bond and Investment Grade Bond, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

   THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 20.

   On behalf of Short Term Bond and Investment Grade Bond, FMR Far East has entered into a sub-advisory agreement with FIJ pursuant to which FMR Far East may receive from FIJ investment research and advice relating to Japanese issuers (and such other Asian issuers as FMR Far East may designate).

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 20.

   For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services. For providing non-discretionary investment advice and research services, FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

SUPPLEMENT TO THE FIDELITY SHORT-TERM BOND FUND AND FIDELITY
INVESTMENT GRADE BOND FUND PROSPECTUS DATED JUNE 24, 1999

The following information replaces similar information found in the "Fund Management" section on page 24.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Short Term Bond and Investment Grade Bond.

The following information supplements similar information found in the "Fund Management" section on page 24.

(small solid bullet) Fidelity Investments Japan, Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section on page 24.

FMR pays FIMM , FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
FIDELITY CAPITAL & INCOME FUND
   AND
FIDELITY HIGH INCOME FUND
JUNE 24, 1999
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 21.

   E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

LEONARD M. RUSH (53), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 21.

   NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE "COMPENSATION TABLE" FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 23.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended April 30, 1999, or calendar year ended December 31, 1998, as applicable.


COMPENSATION TABLE

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Total Compensation from  the
Advisory Board               Capital & IncomeB,C,D        High IncomeB                 Fund Complex*,A

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 759                        $ 1,005                      $ 223,500

Phyllis Burke Davis          $ 744                        $ 985                        $ 220,500

Robert M. Gates              $ 759                        $ 1,006                      $ 223,500

E. Bradley Jones****         $ 754                        $ 998                        $ 222,000

Donald J. Kirk               $ 765                        $ 1,014                      $ 226,500

Ned C. Lautenbach***         $ 0                          $ 0                          $ 0

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 759                        $ 1,006                      $ 223,500

Gerald C. McDonough          $ 929                        $ 1,231                      $ 273,500

Marvin L. Mann               $ 759                        $ 1,006                      $ 220,500

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 759                        $ 1,006                      $ 223,500



* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   *** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $342; Phyllis Burke Davis, $342; Robert M. Gates, $342; E. Bradley Jones, $342; Donald J. Kirk, $342; William O. McCoy, $342; Gerald C. McDonough, $399; Marvin L. Mann, $342; and Thomas R. Williams, $342.

D Certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows:
Ralph F. Cox, $290; Marvin L. Mann, $200; William O. McCoy, $290; and Thomas R. Williams, $290.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES ON PAGE 25.

GROUP FEE RATE SCHEDULE                 EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%           $ 1 billion       .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

 over - 1,260         .0920



   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "CONTROL OF INVESTMENT ADVISERS" SECTION ON PAGE 24.

   Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of FIJ. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 26.

       SUB-ADVISERS.    On behalf of each fund, FMR has entered into
sub-advisory agreements with FMR U.K., FMR Far East, and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 26.

   On behalf of each fund, FMR Far East has entered into a sub-advisory agreement with FIJ pursuant to which FMR Far East may receive from FIJ investment research and advice relating to Japanese issuers (and such other Asian issuers as FMR Far East may designate).

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 26.

   For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services. For providing non-discretionary investment advice and research services, FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.


SUPPLEMENT TO THE
FIDELITY CAPITAL & INCOME FUND AND FIDELITY HIGH INCOME FUND JUNE 24, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 24.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page 24.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section on page 25.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
SPARTAN(registered trademark) GOVERNMENT INCOME FUND
JUNE 24, 1999
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 13.

   E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

LEONARD M. RUSH (53), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 13.

   NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 13.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of the fund for his or her services for the fiscal year ended April 30, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE



Trustees and Members of the  Aggregate Compensation from  Total Compensation from the
Advisory Board               Spartan Government IncomeB   Fund Complex*,A

Edward C. Johnson 3d**       $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0

Ralph F. Cox                 $ 176                        $ 223,500

Phyllis Burke Davis          $ 172                        $ 220,500

Robert M. Gates              $ 175                        $ 223,500

E. Bradley Jones****         $ 174                        $ 222,000

Donald J. Kirk               $ 176                        $ 226,500

Ned C. Lautenbach***         $ 0                          $ 0

Peter S. Lynch**             $ 0                          $ 0

William O. McCoy             $ 175                        $ 223,500

Gerald C. McDonough          $ 214                        $ 273,500

Marvin L. Mann               $ 175                        $ 220,500

Robert C. Pozen**            $ 0                          $ 0

Thomas R. Williams           $ 175                        $ 223,500



* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the fund, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   *** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $64,433; and William O. McCoy, $55,039.

B Compensation figures include cash.